Sales Of Receivables (Equipment Installment and AT&T Revolving Programs) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equipment Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 5,565	$ 4,576
Other Assets	2,295	1,632
Outstanding portfolio of receivables derecognized from our consolidated balance sheets	7,827	9,713
Cash proceeds received, net of remittances	5,646	7,211
Equipment Installment | Notes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,716	2,467
Equipment Installment | Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	554	477
Revolving
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	3,909	3,324
Other Assets	194	515
Outstanding portfolio of receivables derecognized from our consolidated balance sheets	5,300	4,300
Cash proceeds received, net of remittances	5,300	4,300
Revolving | Notes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	0	0
Revolving | Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 3,715	$ 2,809